UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21142

Investment Company Act File Number

Eaton Vance Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 165.4%

Security	Principal Amount (000’s omitted)	Value
Education — 13.9%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$3,250	$3,736,850
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	3,985	4,466,069
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), Prerefunded to 5/15/20, 5.00%, 5/15/35(1)	15,000	16,117,800
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,710	7,393,822
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	10,846,892
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/43(1)	14,050	15,167,116
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	15,300	16,055,820
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41(1)	10,000	11,680,900
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	720	756,374
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	2,460	2,586,001
University of Cincinnati, OH, 5.00%, 6/1/45(1)	6,000	7,085,280
University of Massachusetts Building Authority, 5.00%, 11/1/39(1)	14,175	15,865,794
University of Michigan, 5.00%, 4/1/40(1)	15,000	17,777,700

		$129,536,418

Electric Utilities — 3.1%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$2,320	$2,656,725
Nebraska Public Power District, 5.00%, 1/1/34	5,000	5,888,800
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	10,000	10,843,800
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	3,425	3,742,771
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	4,500	5,253,705

		$28,385,801

Escrowed/Prerefunded — 19.8%
California Department of Water Resources, Prerefunded to 12/1/20, 5.25%, 12/1/35(1)	$9,715	$10,722,446
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/38(1)	9,750	10,029,045
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/39	11,570	12,216,185
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39(1)	14,700	15,853,656
Honolulu City and County, HI, Wastewater System, Prerefunded to 7/1/21, 5.25%, 7/1/36(1)	9,750	10,912,395
King County, WA, Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/34(1)	4,000	4,385,000
King County, WA, Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/34(1)	6,000	6,568,320
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/34	1,445	1,573,518
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/40	6,325	6,887,546
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	1,175	1,324,695
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/20, 5.25%, 11/15/40	4,735	5,211,672

Security	Principal Amount (000’s omitted)	Value
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.25%, 11/15/38	$4,640	$5,233,363
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/30(1)	10,000	11,176,600
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/36(1)	12,075	13,495,744
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(1)	13,500	14,069,835
North Carolina, Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30(1)	10,000	11,042,500
Oregon, Prerefunded to 8/2/21, 5.00%, 8/1/36	1,140	1,266,768
Oregon State Department of Administrative Services, Lottery Revenue, Prerefunded to 4/1/21, 5.25%, 4/1/30	6,425	7,131,108
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	720	806,033
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	760	850,812
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,520	3,940,605
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	565	586,651
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	450	490,464
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	5,655	6,171,132
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	5,000	5,067,500
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 5/15/18, 5.00%, 11/15/33	5,000	5,066,050
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	1,270	1,334,160
University of Colorado, (University Enterprise Revenue), Prerefunded to 6/1/21, 5.25%, 6/1/36(1)	10,000	11,164,500

		$184,578,303

General Obligations — 13.8%
California, 5.00%, 10/1/33(1)	$18,800	$22,185,316
California, 5.00%, 8/1/46(1)	15,000	17,751,600
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	8,320	8,928,858
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	3,000	3,869,520
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,000	2,188,240
New York, NY, 5.00%, 10/1/32	10,000	11,307,600
Ocean City, NJ, 1.00%, 11/15/28	2,500	2,140,725
Oregon, 5.00%, 8/1/35(1)	6,750	7,477,785
Oregon, 5.00%, 8/1/36	860	951,151
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	7,500	8,120,775
Tacoma School District No. 10, WA, 5.00%, 12/1/39(1)	10,000	11,823,500
Washington, 4.00%, 7/1/28(1)	10,000	10,801,900
Washington, 5.00%, 2/1/35(1)	18,250	21,175,658

		$128,722,628

Hospital — 9.9%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,107,810
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	1,960,417
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	2,790	3,193,378
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/41(1)	10,000	11,620,100
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	4,385	5,038,277
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/42	1,345	1,605,042
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	10,950	12,245,276
Tampa, FL, (BayCare Health System), 5.00%, 11/15/46(1)	12,000	13,813,920
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), Green Bonds, 4.00%, 12/1/42	3,000	3,148,560

Security	Principal Amount (000’s omitted)	Value
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/33	$1,600	$1,867,344
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	7,605	8,612,434
Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 5.00%, 11/15/41(1)	11,500	12,750,165
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 4.50%, 11/15/39	13,880	15,377,513

		$92,340,236

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$4,245	$4,450,500

		$4,450,500

Insured - Education — 2.2%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	$15,900	$20,512,749

		$20,512,749

Insured - Electric Utilities — 0.6%
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	$4,905	$5,546,476

		$5,546,476

Insured - Escrowed/Prerefunded — 14.3%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$5,000	$5,238,900
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	3,185	3,274,212
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	1,985	2,040,600
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	3,170	3,264,656
California Statewide Communities Development Authority, (Sutter Health), (AGM), Prerefunded to 8/15/18, 5.05%, 8/15/38(1)	11,000	11,245,520
Colorado Health Facilities Authority, (Catholic Health), (AGM), Prerefunded to 4/29/18, 5.10%, 10/1/41(1)	11,500	11,632,595
District of Columbia Water and Sewer Authority, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/34(1)	8,500	8,722,445
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), Prerefunded to 8/15/18, 5.25%, 8/15/47(1)	15,000	15,359,550
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), Prerefunded to 8/15/19, 5.625%, 8/15/37	2,625	2,794,207
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), Escrowed to Maturity, 0.00%, 1/1/22	13,145	12,164,514
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	1,015	1,053,539
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	1,875	1,947,094
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.50%, 1/1/29	1,015	1,055,438
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.75%, 1/1/39	1,160	1,209,068
Paducah Electric Plant Board, KY, (AGC), Prerefunded to 4/1/19, 5.25%, 10/1/35	2,735	2,858,841
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/24	1,985	2,100,944
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/26	1,575	1,666,996
Palm Springs Unified School District, CA, (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/32	8,955	9,443,227

Security	Principal Amount (000’s omitted)	Value
San Diego County Water Authority, CA, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	$24,000	$24,291,360
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	625	648,950
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/20	5,570	5,305,202
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	5,795	6,198,274

		$133,516,132

Insured - General Obligations — 7.0%
Chicago Park District, IL, (Limited Tax Park), (BAM), 5.00%, 1/1/39	$35	$38,238
Chicago Park District, IL, (Limited Tax Park), (BAM), 5.00%, 1/1/39(1)	13,600	14,858,136
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	3,750	4,843,425
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	10,773,383
Frisco Independent School District, TX, (PSF Guaranteed), (AGM), 2.75%, 8/15/39	9,530	8,964,013
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), 0.00%, 1/1/22	16,605	14,894,685
Port Arthur Independent School District, TX, (AGC), Prerefunded to 2/15/18, 4.75%, 2/15/38(1)	10,950	10,992,815

		$65,364,695

Insured - Hospital — 3.9%
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	$13,115	$13,881,310
Washington Health Care Facilities Authority, (Providence Health Care), Series C, (AGM), 5.25%, 10/1/33(1)	8,700	8,942,643
Washington Health Care Facilities Authority, (Providence Health Care), Series D, (AGM), 5.25%, 10/1/33(1)	12,605	12,973,570

		$35,797,523

Insured - Industrial Development Revenue — 1.0%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$9,000	$9,479,430

		$9,479,430

Insured - Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$16,795	$8,529,677
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,750	7,160,197

		$15,689,874

Insured - Special Tax Revenue — 5.9%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$15,975	$15,849,916
Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	18,035	15,244,084
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	15,000	19,401,600
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	28,945	4,815,579

		$55,311,179

Insured - Student Loan — 0.5%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$4,330	$4,551,566

		$4,551,566

Insured - Transportation — 10.9%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$2,500	$2,857,350
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	1,000	1,142,940
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	1,800	2,052,306
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,570	1,786,880

Security	Principal Amount (000’s omitted)	Value
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	$1,015	$1,160,145
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	1,150	1,312,115
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	8,080	8,668,224
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	9,407,970
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	9,447,750
Harris County, TX, Toll Road Revenue, (BHAC), (NPFG), 5.00%, 8/15/33(1)	7,800	7,821,060
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,710	6,903,986
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/29	1,785	1,885,460
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	11,700	12,163,554
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	1,207,345
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	1,399,183
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	678,430
San Joaquin Hills Transportation Corridor Agency, CA, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	26,215	21,558,430
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/20	10,275	9,766,285

		$101,219,413

Insured - Water and Sewer — 5.1%
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	$13,670	$11,775,201
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	10,000	12,306,500
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	5,540	7,423,711
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,504,869
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	2,615	2,979,427
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	2,240	2,545,021
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	2,730	3,093,036
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	2,240	2,530,774
San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	3,535	3,542,282

		$47,700,821

Lease Revenue/Certificates of Participation — 2.3%
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26	$10	$11,912
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	16,000	19,059,360
Hudson Yards Infrastructure Corp., NY, Prerefunded to 2/15/21, 5.75%, 2/15/47	1,225	1,374,560
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	755	832,169

		$21,278,001

Other Revenue — 1.6%
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/36(1)	$10,750	$11,844,780
Oregon State Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	1,275	1,414,689
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,700	1,902,589

		$15,162,058

Special Tax Revenue — 18.6%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, Green Bonds, 5.00%, 11/1/30(1)	$12,575	$15,184,187
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, Green Bonds, 5.00%, 11/1/41(1)	10,000	11,864,500
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	20,000	21,969,000

Security	Principal Amount (000’s omitted)	Value
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 7/1/38	$5,000	$6,078,950
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 8/15/37(1)	20,200	23,897,206
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, Green Bonds, 5.00%, 11/15/47	5,450	6,524,031
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/37(1)	20,000	22,246,800
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	14,937,130
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31	10,000	11,473,100
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	3,285	3,724,139
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	12,040	13,630,604
New York Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/47(1)	20,000	21,706,800

		$173,236,447

Transportation — 16.0%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/36	$6,000	$6,948,960
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/38	2,105	2,429,759
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	3,205	3,802,348
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	4,950	5,872,581
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	8,275	8,754,702
Illinois Toll Highway Authority, 5.00%, 12/1/32(1)	10,425	12,187,763
Illinois Toll Highway Authority, 5.00%, 1/1/37(1)	10,000	11,566,100
Kansas Department of Transportation, 5.00%, 9/1/35(1)	10,000	11,832,300
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	3,285	3,556,702
Metropolitan Transportation Authority, NY, 4.00%, 11/15/46	4,370	4,680,226
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	4,380	5,138,222
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	10,825	11,606,673
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	4,615	5,320,634
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	11,306,400
New Jersey Turnpike Authority, 5.00%, 1/1/34	3,200	3,844,032
North Texas Tollway Authority, 5.00%, 1/1/43(1)	10,000	11,801,200
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	610	654,158
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	2,305	2,491,774
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	1,580	1,688,799
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	1,010	1,091,840
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	14,360	16,602,889
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,395,750

		$148,573,812

Water and Sewer — 12.8%
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/45(1)	$25,000	$29,250,000
Dallas, TX, Waterworks and Sewer System Revenue, 5.00%, 10/1/41	15,000	17,644,950
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,070	1,167,349
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,965	2,149,612
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,910	3,185,373
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/35(1)	8,750	10,347,487
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/36(1)	7,925	9,366,003
New York City Municipal Water Finance Authority, NY, 5.00%, 6/15/31	10,000	11,262,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/47(1)	10,000	10,489,600

Security	Principal Amount (000’s omitted)	Value
Portland, OR, Water System, 5.00%, 5/1/36	$5,385	$5,897,006
Texas Water Development Board, 5.00%, 10/15/40(1)	15,500	18,272,795

		$119,032,175

Total Tax-Exempt Investments — 165.4% (identified cost $1,434,819,031)		$1,539,986,237

Other Assets, Less Liabilities — (65.4)%		$(609,160,626)

Net Assets — 100.0%		$930,825,611

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2017, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	15.2%
Texas	10.6%
California	10.4%
Others, representing less than 10% individually	63.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2017, 32.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 11.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	229	Short	Mar-18	$(35,037,000)	$71,132

					$71,132

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $71,132.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$1,539,986,237	$—	$1,539,986,237
Total Investments	$—	$1,539,986,237	$—	$1,539,986,237
Futures Contracts	$71,132	$—	$—	$71,132
Total	$71,132	$1,539,986,237	$—	$1,540,057,369

The Fund held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018